Organization and Principal Activities (Details Narrative)	Apr. 26, 2016 CNY (¥)	Dec. 31, 2016	Dec. 29, 2016 USD ($)	Dec. 29, 2016 CNY (¥)
Exclusive Business Cooperation Agreement [Member] | Sheng Ying Xin [Member]
Percentage of net profit	100.00%
Exclusive Option Agreement [Member]
Agreement term	10 years
Exclusive Option Agreement [Member] | RMB [Member]
Consideration for exercise option	¥ 1
Sheng Ying Xin [Member]
Registered capital | $			$ 726,665
Percentage of ownership subsidiary			1.00%	1.00%
Direct ownership percentage		99.00%
Indirect ownership percentage		1.00%
Sheng Ying Xin [Member] | RMB [Member]
Registered capital				¥ 5,000,000
Parent Company [Member]
Percentage of ownership subsidiary		81.70%